Investments in Securities and Affiliated Companies (Schedule of Available-for-sale Securities Reconciliation) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Investments and Advances Total [member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	¥ 17,833	¥ 6,137
Less than 12 months Gross losses	1,529	576
12 months or longer Aggregate fair value	9,529	10,714
12 months or longer Gross losses	1,406	1,144
Securitization products [Member]
Less than 12 months Aggregate fair value	23,524	7,635
Less than 12 months Gross losses	1,538	578
12 months or longer Aggregate fair value	9,529	11,411
12 months or longer Gross losses	1,406	1,147
Corporate Debt Securities [Member] | Short-term Investments [Member]
Less than 12 months Aggregate fair value	5,691	1,498
Less than 12 months Gross losses	9	2
12 months or longer Aggregate fair value		697
12 months or longer Gross losses		3
Corporate Debt Securities [Member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	8,355	2,646
Less than 12 months Gross losses	306	44
12 months or longer Aggregate fair value	4,933	5,669
12 months or longer Gross losses	113	122
Other Securities [Member] | Investments and Advances [Member]
Less than 12 months Aggregate fair value	100
Less than 12 months Gross losses	40
12 months or longer Aggregate fair value	215	327
12 months or longer Gross losses	46	67
Investments and Advances [Member] | Equity Securities [Member]
Less than 12 months Aggregate fair value	9,378	3,491
Less than 12 months Gross losses	1,183	532
12 months or longer Aggregate fair value	4,381	4,718
12 months or longer Gross losses	¥ 1,247	¥ 955